Expense Example, No Redemption - Investor A, C and Institutional - BlackRock CoreAlpha Bond Fund - Investor C Shares	Apr. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 130
Expense Example, No Redemption, 3 Years	407
Expense Example, No Redemption, 5 Years	706
Expense Example, No Redemption, 10 Years	$ 1,347